Short-term borrowings - Additional Information (Details) - Unsecured bank loans - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term borrowings
Interest rate			4.00%
Total line of credit	¥ 870,000	¥ 1,110,000	¥ 1,000,000
Unused portion of line of credit	0	140,000	¥ 172,696
Short-term borrowings guaranteed by related party	¥ 870,000	¥ 870,000
Minimum
Short-term borrowings
Interest rate	4.30%	4.30%
Average
Short-term borrowings
Interest rate	4.35%	4.35%
Maximum
Short-term borrowings
Interest rate	3.80%	4.38%